Exhibit 99.1 Schedule 14

Unique Loan Identifier	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
9500000005	1	1			1					Rate/Term Refi	Investment Property	75	75	23.544
9500000006	3	3	[3] Final Application Missing [3] Note Incomplete	Note incomplete due to missing page 2.	3	[3] TIL Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date [2] Evidence of Single Premium Credit Insurance With Disclosure	Final TIL incomplete due to not being signed by the borrower. ROR executed by borrowers on XX/XX/2004 with expiration of rescission period noted as XX/XX/2004. HUD reflects a funding date of XX/XX/2004, equal to the rescission execution date, and 0 days of interest was collected which coincides with a XX/XX/2004 funding date.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	35.94	35.94
9500000007	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application	3	[3] TIL Missing
[3]   HUD-1 Incomplete
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
							Final HUD incomplete due to improper imaging resulting in illegible document.	NO		Purchase	Owner Occ	93.88	93.88
9500000008	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $3359.71 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.09	69.09	3.83
9500000009	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	75	75
9500000010	3	3	[3] MI Missing [2] Manufactured (Double-Wide)	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $409.92 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	93.85	93.85	30.26
9500000011	2	1			2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	99	38.58
9500000012	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing	Finance charges under disclosed by $1678.82 which exceeds the $35 tolerance for refinance transactions. It appears a lower index was used at closing than the 6.0712% available within the lookback period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	70	70
9500000013	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	36.997
9500000014	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	0	0
9500000015	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
9500000016	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
9500000017	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	90	90
9500000018	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing HUD, missing previous note and/or payoff statement for subject property.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	50.56	50.56
9500000019	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] Missing MA Borrower's Interest Worksheet [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Stated Income Disclosure	MA Borrower's Interest worksheet missing from file. Required for all MA Refinance of principal residence within 60 months of consummation of existing loan.		A violation may be used as a defense to foreclosure, as with many other issues. Before a borrower can allege a violation, the lender can require that the borrower give the lender notice and give the lender the option to resolve any issue. If this is done, and the borrower refuses the lender's offer to make the situation right, the borrower cannot recover costs and attorney's fees. The burden of proof as far as complying with the Borrowers' Interest standard is on the lender, but it appears there is minimal risk in a missing worksheet.	Rate/Term Refi	Owner Occ	90	90	37.87
9500000024	3	3	[3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design	3	[3] ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	87.08	87.08	41.82
9500000025	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	80	86.51
9500000749	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
9500000027	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100
9500000028	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	0	0
9500000800	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70	49.141
9500000029	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
9500000030	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing page 4 of 4.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75	56.83
9500000031	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	42.43
9500000032	3	3	[3] Combined Orig LTV >100% [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure	Initial GFE dated 03/31/2010 is not within 3 days of application XX/XX/2010 from credit report. Initial TIL dated 03/31/2010 is not within 3 days of application XX/XX/2010 from credit report. Loan is originated and closed by XXX			Purchase	Owner Occ	48.85	100.33	39.118
9500000750	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Note Incomplete [3] Missing Initial Application	Note is incomplete due to clearical errors in numerical fields. The percentage's are missing the decimal points.	3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Credit Score Disclosure Not Present [2] Initial GFE Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ	100	100
9500000033	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial TIL Missing	Finance charges under disclosed by $659.15 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for $10,000 which is not itemized therefore excluded. There is a Lender credit on page two of HUD for $500 which is not itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90	55.77
9500000751	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100	43.7
9500000034	3	3	[3] Application Incomplete	Incomplete final application due to missing origination entity information.	3	[3] State Late Charge Not Standard [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	89.97	89.97
9500000035	3	3	[3] Missing Initial Application	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							Finance charges under disclosed by $465 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	49.75
9500000036	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] Missing Initial Application	Mortgage/DOT is incomplete due to missing pages 6 through 14.	3	[3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.07	69.07	35.48
9500000037	3	3	[3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Initial Application Unsigned	No Net Tangible Benefit to the borrower due to cash received is not 2x the closing costs, monthly payment is not being reduced, and term of loan is not being reduced significant enought to benefit borrower.	3	[3] State Grace Period Below Minimum [3] ROR Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing	Grace period of 10 days is below the minimum of 15 days per the state Missouri.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	65.52	65.52	34.37
9500000752	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	50.14	50.14
9500000038	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice	Finance charges under disclosed by $362.81 which exceeds the $100.00 tolerance for purchase transactions. TIL itemization did not disclose a Wire fee $21.50, a Courier fee $25, a Courier fee $25, and an Escrow Service fee $50 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	70	70
9500000040	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	80	95	50.75
9500000041	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE				Rate/Term Refi	Owner Occ	80	94.29	29.74
9500000042	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial GFE Missing				Purchase	Owner Occ	90	95	49.863
9500000043	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure		NO		Purchase	Owner Occ	75	75
9500000044	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice) [2] State - Missing Escrow Agent Notice	Finance charges under disclosed by $171.15 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	33.34
9500000045	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Attorney Disclosure [2] State - Missing Mortgage Broker Agreement	Finance charges under disclosed by $440.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing Itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	48.27	48.27	52.44
9500000046	2	1			2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	85.83	85.83	27.36
9500000047	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $391.95 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the 2.36% Index available within the look-back period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	84	84	41.44
9500000048	3	1	3	[3] Rescission Period under 3 days
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   Texas Section 50 ( a ) (6) violation
[3]   TIL Incomplete
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement of Fair Market Value signed and dated by all borrowers not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Missing acknowledgement that borrower is provided with documents signed after closing.
[3]   [TXH] Home Loan Provision: Unable to validate value stated on "Acknowledgement of Fair Market Value" matches value stated by appraiser due to missing docs.
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction
[2]   State - Missing Complaints and Inquiries Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement of Fair Market Value signed and dated by all borrowers not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Missing acknowledgement that borrower is provided with documents signed after closing.
[TXH] Home Loan Provision: Unable to validate value stated on "Acknowledgement of Fair Market Value" matches value stated by appraiser due to missing docs.
Final TIL incomplete due to missing borrower signature and date.
Finance charges under disclosed by $60.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
ROR executed by borrowers XX/XX/2007 with expiration of rescission period noted as 9/XX/2007. However, mortgage reflects a notary date of XX/XX/07.
Texas Section 50(a)(6) violation - Total pts and fees ($2,707.87) exceeds TX Home Equity 3% fee cap ($1,740) by $967.87. Discount points included in points and fees calculation. Discount point acknowledgment not in file.  Unable to determine if discount points are bona fide, therefore, included in 3% fee calculation.
								TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	77.85	77.85	22.843
9500000049	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Escrow Holdback [3] Missing Initial Application [2] Negam by Note Design	HUD reflect escrow pad for $300.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Estimated [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $2,277.11 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to being without an amortization schedule. HUD in file is a Stamped CTC estimated copy.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	58.06	58.06	52.49
9500000050	3	1			3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure		YES		Purchase	Owner Occ	99.99	99.99
9500000051	3	3	[3] Credit Report Missing [2] Negam by Note Design		2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] Initial GFE Missing				Purchase	Owner Occ	75	75
9500000052	3	3	[3] Credit Report Missing [3] FHA Case Number Assignment Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] Increase in 10% tolerance fees exceeds 10% [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement	Finance charges under disclosed by $543.10 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing complete itemization of line 1101. HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $4213 and the total collected was $7122.53, resulting in an increase of $2909.53 or 69.06%. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.48	96.48	55.94
9500000053	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $774.29 which exceeds the $100.00 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.97	89.97	30
9500000054	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	80
9500000055	3	3	[3] Credit Report Missing		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	34.554
9500000056	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	1					Cashout Refi	Owner Occ	94.31	94.31	34.08
9500000057	3	3	[3] MI Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	97.75	97.75	41.45
9500000058	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	91.43	95.38	40.848
9500000753	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD incomplete due to poor imaging resulting in the settlement charge description in the 1300 section to be illegible. Finance charges under disclosed by $110 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70	15.49
9500000060	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $433.03 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the Attorney's Closing Fee of $425 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	32.145
9500000062	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $3,496.26 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	30.81
9500000063	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	52.32
9500000064	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	96.5	96.5	39.43
9500000065	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing page two.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase	APR under disclosed by .1282 which exceeds the .125 tolerance. Finance charges under disclosed by $967.71 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 205 for $1,130.86 which is un-itemized therefore excluded.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	44.86	98.61	38.28
9500000754	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	90	90
9500000066	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.56	79.56	45.07
9500000067	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	81.5	101.88	44.929
9500000068	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	51.99	51.99	36
9500000069	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Investment Property	38.46	38.46	40.19
9500000070	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	90	90
9500000071	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter				Cashout Refi	Owner Occ	48.84	48.84
9500000072	3	3	[3] Final Application Missing [3] Missing T-42.1 Endorsement (TX Home Equity Loans)	Missing T-42.1 Endorsement. The T-42.1 endorsement is a supplemental coverage that provides protection/insurance of compliance with certain provisions applicable to TX50(a)(6) Home Equity loans. While there is no regulatory requirement, this endorsement is generally required by lenders and assignees of TX Home Equity loans (including FNMA).	3	[3] Finance Charge underdisclosed >$35 for Refinance
[3]   HUD-1 Incomplete
[3]   Texas Section 50 ( a ) (6) violation
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing not in file.
[3]   [TXH] Home Loan Provision:No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial TIL Missing
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing not in file.
[TXH] Home Loan Provision:No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing
Final HUD incomplete due to improper imaging resulting in portions of the settlement charges on page two to be illegible.
Finance charges under disclosed by $367.82 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
Texas Section 50(a)(6) violation.  Total points and fees ($8,510.54) exceeds TX Home Equity 3% fee cap of $4,931.37 by $3,579.17.  Discount point acknowledgment not in file.  Unable to determine if discount points are bona fide, therefore, included in 3% fee calculation.
								YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	79.99	79.99	32.51
9500000073	1	1			1					Cashout Refi	Owner Occ	80	89.58	44.5
9500000074	3	3	[3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner		YES		Cashout Refi	Owner Occ	80	80	48.75
9500000075	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	65	65	54
9500000076	2	1			2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	75	87.99	37.79
9500000077	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application	3	[3] ROR Missing
[3]   TIL Incomplete
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							TIL is marked as Estimate	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75	75	25.65
9500000079	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	54.012
9500000080	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing pages 1 and 2 of 6.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	62.2	62.2
9500000081	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70
9500000082	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application		2	[2] Initial GFE Missing				Purchase	Owner Occ	94.88	94.88	40.12
9500000083	3	3	[3] Appraisal Missing [2] Combined Orig LTV >100%		2	[2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	105.45	105.45	46.8
9500000085	2	2	[2] Manufactured (Double-Wide)		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Title Insurance Notice [2] State - Missing Documentation of Fees paid to Third Parties [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Purchase	Owner Occ	80	80	32.34
9500000086	3	3	[3] Credit Report Missing [3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer				Purchase	Owner Occ	96.5	96.5	48.05
9500000087	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	78.25	104.44	46.81
9500000088	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing signed Notice of Mortgage Broker Fee				Cashout Refi	Owner Occ	70	70	38.41
9500000089	3	3	[3] Appraisal Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $272.58 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the processing fee of $295 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	45.96
9500000090	3	3	[3] Appraisal Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] ROR Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial TIL Missing	Final HUD is incomplete due to not being signed by the borrower and missing page 3 with itemization of additional fee breakdowns.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	60	60
9500000091	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	91.89	91.89	33.34
9500000092	3	3	[3] Credit Report Missing [3] Application Incomplete	Incomplete final application due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Texas Section 50 ( a ) (6) violation [3] [TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing [2] Initial TIL Missing [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date	[TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing
Finance charges under disclosed by $125 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an attorney closing fee of  $125 asa  prepaid finance charge.
Texas Section 50(a)(6) violation.  Total points and fees ($2,287.34) exceeds TX Home Equity 3% fee cap of $1,248.15 by $1,039.19.  Discount point acknowledgment not in file.  Unable to determine if discount points are bona fide, therefore, included in 3% fee calculation.  Note, however, even with discount points excluded, total fees still exceeds 3% fee cap.
									Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	52.66	52.66
9500000093	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	42.061
9500000094	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL incomplete due APR is illegible.	TESTED		Purchase	Owner Occ	95	95	29.95
9500000095	2	1			2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider				Purchase	Owner Occ	71.14	71.14	32
9500000096	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	72.98	72.98
9500000097	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [3] Land Only [2] Subject is Unique Property		2	[2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100
9500000098	3	3	[3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [3] FHA Case Number Assignment Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL incomplete due to missing borrower's acknowledgment date.	TESTED		Purchase	Owner Occ	95	95
9500000099	3	3	[3] Escrow Holdback [3] Missing Initial Application	HUD Line 1505 reflect Escrow pad for 400.00.	3	[3] ROR Missing [3] State Late Charge Not Standard [2] Affiliated Business Doc Missing	Late charge fee of 10% exceeds the max allowed of 6% for the state of California.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	HELOC	Owner Occ	8.52	8.52
9500000100	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present	Final HUD incomplete due to missing signatures of settlement agent and borrower.	YES		Cashout Refi	Owner Occ	71.84	71.84
9500000101	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note				Cashout Refi	Owner Occ	95	95	41.82
9500000102	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a signed estimated copy.	YES		Rate/Term Refi	Owner Occ	90	90	24.7
9500000103	2	2	[2] Combined Orig LTV >100%		1					Purchase	Owner Occ	57.95	104.1	42.76
9500000105	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Texas Section 50 ( a ) (6) violation [3] [TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice	[TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing Texas Section 50(a)(6) violation. Total points and fees ($3,420) exceeds TX Home Equity 3% fee cap of $2,280 by $1,140.		A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	80.85	80.85	50
9500000107	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Texas Section 50 ( a ) (6) violation [3] [TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	[TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing Texas Section 50(a)(6) violation. Total points and fees ($2,150) exceeds TX Home Equity 3% fee cap of $1,800 by $350.		A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	80	80	25.369
9500000108	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	69.79	69.79	54.64
9500000109	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	95	39.31
9500000110	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Mortgage Broker Agreement [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	70.57	70.57	N/A
9500000111	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to all pages being abbreviated.	3	[3] TIL Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present	Final TIL incomplete due to being illegible.	YES		Cashout Refi	Owner Occ	73.71	73.71	N/A
9500000112	3	3	[3] Final Application Missing [3] Missing Initial Application	2	[2] State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - YSP not disclosed on GFE and/or HUD as a dollar amount
[2]   State - Missing Oral Agreement Notice
[2]   State - Missing Fee Agreement for Loan Modification Services
[2]   State - Missing Dual Capacity Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	80	80	37.873
9500000113	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] HUD-1 Incomplete [3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Lock In Agreement [2] Initial GFE Missing	Final HUD incomplete due to line 901 reflects a funding date of XX/XX/2005, Closing docs reflect XX/XX/2005, appears to be clerical error. Finance charges under disclosed by $283.43 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	38.25
9500000114	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.27	74.27	14.82
9500000115	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Non-Refundable Fee Disclosure				Purchase	Owner Occ	80	100	50.77
9500000116	3	3	[3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note for subject property. Borrower is not paying off any debt at time of closing, and cash in hand is not < 2x settlement charges.	3	[3] Missing MA Borrower's Interest Worksheet [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet	MA Borrower's Interest worksheet missing from file. Required for all MA Refinance of principal residence within 60 months of consummation of existing loan.		A violation may be used as a defense to foreclosure, as with many other issues. Before a borrower can allege a violation, the lender can require that the borrower give the lender notice and give the lender the option to resolve any issue. If this is done, and the borrower refuses the lender's offer to make the situation right, the borrower cannot recover costs and attorney's fees. The burden of proof as far as complying with the Borrowers' Interest standard is on the lender, but it appears there is minimal risk in a missing worksheet.	Cashout Refi	Owner Occ	95	95	27.46
9500000117	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement [2] State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement				Purchase	Owner Occ	100	100	47.37
9500000118	3	3	[3] Credit Report Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Initial Tax Authorization Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	75.29	75.29
9500000119	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing		YES		Purchase	Owner Occ	79.95	79.95	36.883
9500000120	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing				Cashout Refi	Owner Occ	90	90
9500000121	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Domestic Partnership Affidavit				Cashout Refi	Owner Occ	79.68	79.68	62.1
9500000122	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure				Purchase	Owner Occ	100	100	27.82
9500000123	3	3	[3] Credit Report Missing [3] Initial Application Unsigned		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Purchase	Owner Occ	95	95	30.79
9500000124	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete [2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Guarantee Of Loan Program [2] State - Missing Mortgage Broker Agreement [2] State - Missing Office of Finance, Treasury Division Finance Affidavit [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing borrowers signature or initials and date.	NO		Purchase	Owner Occ	100	100	40.07
9500000125	3	3	[3] Credit Report Missing [3] Missing Initial Application	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							Finance charges under disclosed by $227.48 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.62	84.62	31.81
9500000126	3	1			3	[3] TIL Incomplete [2] State - Missing Choice of Settlement Agent Disclosure	Final TIL incomplete due to missing borrowers signature or initials and date.	NO		Purchase	Owner Occ	100	100	42.33
9500000127	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan				Purchase	Owner Occ	95	95	32.992
9500000128	3	3	[3] Final Application Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $534.50 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for $5,113.50 which is not itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	95	38.38
9500000129	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.38	74.38	45.535
9500000130	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Cashout Refi	Owner Occ	79.97	79.97	53.09
9500000131	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] Initial GFE Missing				Cashout Refi	Investment Property	80	80
9500000132	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	95	95	45.16
9500000133	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present				Rate/Term Refi	Owner Occ	99.21	99.21
9500000135	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.3	94.3
9500000755	3	3	[3] Final Application Missing		3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL incomplete due to borrower signature being cut off. Finance charges under disclosed by $133.00 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a flood cert fee of $10.00, a tax service fee of $88.00, and a tracking fee $75.00 as prepaid finance charges.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	60.63	60.63	47.29
9500000136	3	2	[2] Manufactured (Double-Wide)		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests [2] State - Missing Freedom of Choice Insurance Disclosure [2] State - Missing Disclosure of Loans that Borrower Qualifies For [2] Initial TIL Missing		YES		Purchase	Owner Occ	97	97	37.73
9500000137	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	48
9500000138	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application	3	[3] TIL Missing
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Consumer Finance Licensee Statement of Loan Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   State - Missing Security Protection Provision Statement
[2]   State - Missing Statute of Frauds Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing  Late Charge Notice
[2]   State - Missing Escrow Agent Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.5	79.5
9500000139	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Consumer Finance Licensee Statement of Loan Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Non-Refundable Fee Disclosure [2] State - Missing Statute of Frauds Statement [2] Initial TIL Incomplete	Initial TIL incomplete, unable to determine the date of the document.			Purchase	Owner Occ	80	100	36
9500000140	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	71.22	71.22
9500000141	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [3] FHA Case Number Assignment Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Rate Lock Disclosure				Rate/Term Refi	Owner Occ	92.43	92.43	37.25
9500000142	3	3	[3] MI Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $155.86 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.5	96.5	49.08
9500000143	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement [2] State - Missing Commitment Letter	Finance charges under disclosed by $799.27 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing attorney fee of $800 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80.26	80.26
9500000144	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	40.31
9500000146	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Stated Income Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	64.11	64.11	37.82
9500000147	3	3	[3] Credit Report Missing [3] Missing Title Evidence [3] Escrow Holdback [3] Missing Initial Application [2] Negam by Note Design	HUD line 1306 reflect escrow pad for $671.14.	3	[3] HUD-1 Estimated
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							HUD in file is a Stamped CTC estimated copy.	NO		Purchase	Owner Occ	89.99	89.99	29.79
9500000148	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
9500000149	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
9500000150	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
9500000151	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	88.24	88.24	23.971
9500000152	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Broker Agreement				Purchase	Owner Occ	80	100	44.96
9500000154	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement				Cashout Refi	Owner Occ	75	75	46
9500000155	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Fee Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	100	35.31
9500000156	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	100	54.36
9500000157	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	80	100
9500000158	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					Purchase	Owner Occ	80	100	33.73
9500000159	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	40.42
9500000160	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Disclosure of No Interim Financing [2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice	Finance charges under disclosed by $97.02 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75	50.71
9500000161	3	3	[3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Broker Compensation Disclosure [2] State - Missing Application Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	75.91	90	47.55
9500000162	3	3	[3] Missing Initial Application		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Appraisal and Consumer Report Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	44.57
9500000163	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	100	100	62.07
9500000164	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	56.82	56.82
9500000165	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing				Cashout Refi	Owner Occ	91.7	91.7	46.45
9500000166	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	43.92
9500000167	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present				Purchase	Owner Occ	81.5	81.5	53.31
9500000168	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Purchase	Owner Occ	80	100	48.316
9500000169	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints				Cashout Refi	Owner Occ	100	100
9500000170	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	81.15	81.15	30.26
9500000171	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	34.58
9500000173	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Lock In Agreement				Purchase	Owner Occ	100	100	37
9500000174	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $164.82 which exceeds the $100 tolerance for purchase transactions. TIL itemization disclosed closing fee as $100, while the Final HUD shows $475.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	45.202
9500000175	2	2	[2] Combined Orig LTV >100%	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Rate/Term Refi	Owner Occ	90	115	37.65
9500000176	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure				Cashout Refi	Owner Occ	90	90	44.46
9500000177	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Purchase	Owner Occ	80	100	43.84
9500000178	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	53.74
9500000179	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Purchase	Owner Occ	80	100	25.71
9500000180	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure	Final TIL incomplete due not being signed or dated by the borrower.	NO		Purchase	Owner Occ	80	100	39.48
9500000181	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	61.9	61.9	45.547
9500000182	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure				Cashout Refi	Owner Occ	75	75	41.24
9500000183	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	100	41.103
9500000184	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial TIL Missing				Purchase	Owner Occ	80	100	41.79
9500000185	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	90	90	54.85
9500000186	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Description of Underwriting Criteria and Required Documentation				Purchase	Investment Property	89	89	50.11
9500000188	3	3	[3] Missing Initial Application		2	[2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	28.33
9500000189	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Lock-In Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $35.26 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	99.57	99.57	49.81
9500000190	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	80	80	57.3
9500000191	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	95	95	49.57
9500000193	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	84.21	84.21	41.576
9500000194	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	48.565
9500000196	2	1			2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	80	80	39.576
9500000197	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Purchase	Owner Occ	80	100	44
9500000198	3	3	[3] Missing Initial Application		3	[3] HUD-1 Estimated [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage	HUD in file is a Stamped CTC estimated copy.	NO		Purchase	Owner Occ	80	80	44.36
9500000200	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	1					Rate/Term Refi	Owner Occ	91.01	91.01
9500000201	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure				Cashout Refi	Owner Occ	56.54	56.54
9500000203	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $381.01 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	48.93
9500000204	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.03	79.03
9500000756	2	1			2	[2] State - Missing MD Finance Agreement [2] State - Missing Guarantee Of Loan Program [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Written Acknowledgement of Delivery of the Note				Purchase	Owner Occ	80	100	40.5
9500000205	3	3	[3] Initial Application Incomplete	Incomplete initial application due to missing origination entity information.	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $61.71 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.75	73.75	45.31
9500000206	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Virginia Insurance Disclosure				Cashout Refi	Owner Occ	65	65	33.7
9500000207	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	80	100	39.901
9500000208	3	3	[3] Appraisal Missing [3] Final Application Missing		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.92	74.92
9500000209	3	3	[3] Mortgage/DOT Incomplete	Mortgage dated XX/XX/2007 incomplete due to notary date reflects XX/XX/2007 indicating clerical error.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Amortization Information Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $422.78 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the Closing attorney fee of $425 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	46.29
9500000210	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing				Purchase	Owner Occ	95	95	39.65
9500000211	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints [2] State - Missing Balloon Addendum to Note and Rider to Mortgage (Right to refinance disclosure) [2] State - Missing Mortgage Broker Fee Agreement for Financial Services [2] Initial GFE Missing				Purchase	Owner Occ	100	100
9500000212	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $606.12 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	47.73
9500000213	3	1			3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL incomplete due to missing borrower signature and date.	TESTED		Purchase	Owner Occ	80	100	43.78
9500000214	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	100	100	48.78
9500000215	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing borrower's signature, application was taken face to face.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	100	100	48.34
9500000757	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	27.72	27.72
9500000758	3	3	[3] Credit Report Missing [3] MI Missing [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Purchase	Owner Occ	97.75	97.75
9500000216	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	55	55	32.59
9500000217	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial TIL Missing				Cashout Refi	Owner Occ	53.33	53.33	33.15
9500000218	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to missing page 3 of 16.	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure				Purchase	Owner Occ	79.98	79.98	62.651
9500000219	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $35.85 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.81	84.81	42.29
9500000221	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Non Agency Disclosure [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	87.88	87.88	31.79
9500000222	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	80	45.26
9500000223	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL is incomplete due to missing borrower's signature.	TESTED		Cashout Refi	Owner Occ	71.43	71.43	30.05
9500000224	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	90	90
9500000226	2	1			2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction [2] State - Missing Disclosure Statement Required for Residential Construction Contract [2] State - Missing Complaints and Inquiries Notice [2] Initial TIL Missing				Purchase	Owner Occ	97	97	23.47
9500000759	3	3	[3] Final Application Missing [3] Credit Report Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application	The Note reflects P&I of $XX and the audited payment reflects an initial P&I of $XX. Discrepancy appears to be due to document error on note.	3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	94.03	94.03
9500000227	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	95	95	43.28
9500000760	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Agreement Rider [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	85	85	33.24
9500000228	3	3	[3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Affiliated Business Doc Missing [2] State - Missing Refinance Dislcosure [2] State - Missing Tangible Net Benefit Disclosure				Rate/Term Refi	Owner Occ	80	89.9	24.383
9500000229	3	3	[3] Mortgage/DOT Incomplete	Deed of Trust incomplete due to incorrect county. County on Deed of Trust listed as XXX; legal description indicates property is located in XXX	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete	Final HUD incomplete due to not being signed by the borrower or stamped by the settlement agent. Finance charges under disclosed by $110 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	95	48.91
9500000761	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100	33.22
9500000762	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90
9500000230	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $38.94 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.32	73.32	54.42
9500000763	3	3	[3] Final Application Missing [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note [2] Initial GFE Missing	Finance charges under disclosed by $159.16 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100.68	100.68	43.21
9500000231	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and payoff statement for subject property.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.86	94.86
9500000232	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	82.9	82.9
9500000233	3	3	[3] Credit Report Missing		2	[2] State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests				Cashout Refi	Owner Occ	80	80	47.95
9500000234	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker	Final HUD not signed by the borrower or stamped by settlement agent.	YES		Cashout Refi	Owner Occ	78.65	78.65	43.08
9500000235	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	97	97	51.43
9500000236	2	1	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Home Equity Loan Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
										Cashout Refi	Owner Occ	54.14	54.14	37.64
9500000764	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	80	29.99
9500000237	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	76.52	76.52
9500000238	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Owner Occ	75	75
9500000239	3	3	[3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note for subject property. Cash in hand is not more than 2x > settlement charges.	2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	76.7	86.94	43.41
9500000241	3	1			3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	76.56	86.39	41.41
9500000765	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	65	65
9500000243	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.43	79.43	46
9500000244	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $40 which exceeds the $35.00 tolerance for Refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	62.17	65	38.21
9500000245	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	65.55	65.55	43.7
9500000246	3	1			3	[3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing the borrowers signature.	TESTED		Cashout Refi	Owner Occ	70	70
9500000248	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	29.965
9500000249	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] State - Missing Fair Lending Notice [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Final TIL incomplete due to missing borrower signature and page 2 of 2. Finance charges under disclosed by $136.24 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	102.25	37.64
9500000250	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	64.64	64.64	44.19
9500000251	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] Initial TIL Missing				Cashout Refi	Owner Occ	64.38	64.38	28.26
9500000252	2	1			2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	71.54	80.81	33.99
9500000253	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application [2] Negam by Note Design	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property and missing final HUD.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75
9500000254	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL incomplete due to missing borrower signature and date. Finance charges under disclosed by $390.08 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	98.8	98.8	44.62
9500000255	3	3	[3] Credit Report Missing		3	[3] HUD-1 Incomplete [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Credit Score Disclosure Not Present	Final HUD not signed by the borrower or stamped by settlement agent.	YES		Cashout Refi	Owner Occ	80	95	44.82
9500000256	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $45.21 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	63.16	63.16	41
9500000799	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete [2] Initial TIL Missing	Final TIL incomplete due to missing borrower signature, date and page 2 of 2.	TESTED		Purchase	Owner Occ	100	100
9500000257	3	3	[3] Final Application Missing [3] Missing Initial Application	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	68.75	68.75	40.55
9500000259	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $146.19 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	99.29	99.29	57.34
9500000260	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] State - Missing Escrow Agent Notice	Final TIL incomplete due to missing date. Finance charges under disclosed by $304.76 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	46.47
9500000261	3	3	[3] Appraisal Incomplete [3] Initial Application Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated XX/XX/2008, loan originated XX/XX/2008. Incomplete initial application due to missing origination entity information.	2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	69.98	69.98	59.33
9500000262	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock Disclosure				Cashout Refi	Owner Occ	72.09	72.09	64.58
9500000263	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Purchase Money Borrower Notification Dislcosure
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - YSP not disclosed on GFE and/or HUD as a dollar amount
[2]   State - Missing Oral Agreement Notice
[2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
[2]   State - Missing Fee Agreement for Loan Modification Services
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	67.1	67.1	38.89
9500000766	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	69.35	69.35	31.925
9500000264	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Disclosure [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note				Cashout Refi	Owner Occ	85	99.99	49.9
9500000767	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] State - Missing Appraisal Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	48.81	48.81
9500000265	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	89.93	89.93	48.07
9500000768	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				Rate/Term Refi	Owner Occ	90	90	32.79
9500000266	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	95	95	34.99
9500000267	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Incomplete final application due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.5	83.5
9500000268	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] State - Missing Loan Origination and Compensation Agreement [2] Initial GFE Missing [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.			Cashout Refi	Owner Occ	87.9	87.9	51.96
9500000269	3	3	[3] Missing Initial Application		2	[2] State - Missing Appraisal Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] State - Missing Dual Status / Dual Capacity Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	70.69	70.69	41.036
9500000270	3	3	[3] Final Application Missing		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	99.13	99.13	24.96
9500000271	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	17.76	17.76	31.7678
9500000272	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	87.5	87.5
9500000273	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete	Appraisal incomplete due to missing recertifiaction of value. Appraisal report dated XX/XX/1997, loan originated XX/XX/1998.	3	[3] State Late Charge Not Standard [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 4% for the state of North Carolina.			Rate/Term Refi	Owner Occ	99.46	99.46
9500000274	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Agency to Receive Borrower Complaints				Purchase	Owner Occ	100	100	42.84
9500000769	3	3	[3] Credit Report Missing [3] Application Incomplete	Incomplete final application due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Agency to Receive Borrower Complaints [2] State - Missing Mortgage Broker Fee Agreement for Financial Services [2] Initial TIL Missing				Cashout Refi	Owner Occ	91.57	91.57
9500000275	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Mortgage Broker Fee Agreement for Financial Services [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95
9500000276	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by .7437 which exceeds the .125 tolerance. Finance charges under disclosed by $4290.63 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a broker fee of $3786.75, a loan fee of $6.50 and a closing attorney fee of $465 as a prepaid finance charges.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.97	89.97
9500000277	3	3	[3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a signed and certified estimated copy.	YES		Cashout Refi	Owner Occ	68.42	68.42	36.316
9500000278	3	3	[3] Missing Initial Application		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers XX/XX/2006 with expiration of rescission period noted as XX/XX/2006. HUD reflects a funding date of XX/XX/2006.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	53.902
9500000279	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	85	85	39.84
9500000280	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Cashout Refi	Owner Occ	57.64	57.64
9500000282	2	1			2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.02	78.02	17.64
9500000283	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.5	81.5	52.14
9500000284	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	44.34
9500000285	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement	Late charge fee of 6% exceeds the max allowed of the greater of 5% of payment or $7.50 for the state of Texas with interest rate less than 10%.			Purchase	Owner Occ	69.06	69.06	28.12
9500000286	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] State Late Charge Not Standard [3] [TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Affiliated Business Doc Missing [2] State - Missing Loan Agreement Rider [2] HMDA-reportable rate spread (1/1/04-10/1/09)	[TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing Late charge fee of 6% exceeds the max allowed of the greater of 5% of payment or $7.50 for the state of Texas with interest rate less than 10%.		A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	80	80	31.369
9500000287	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Interest Rate Lock/Float Information [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing				Cashout Refi	Owner Occ	60.95	60.95	51.681
9500000288	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Incomplete final application due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85.99	85.99
9500000289	3	1			3	[3] HUD-1 Estimated [2] Initial GFE Missing [2] Initial TIL Missing	HUD in file is an unsigned estimated copy.	YES		Cashout Refi	Owner Occ	80	80	43.947
9500000290	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	N/A
9500000291	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	28.189
9500000292	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Childhood Lead Poisoning Prevention [2] State - Missing Mortgage Loan Rate Lock Commitment [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Stated Income Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	45.14
9500000294	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	97.75	97.75	39.27
9500000295	3	3	[3] Credit Report Missing [3] Initial Application Unsigned		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure	Finance charges under disclosed by $320 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	47.9
9500000296	3	1			3	[3] TIL Incomplete [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing page 2 of 2.	TESTED		Purchase	Owner Occ	100	100	32.5
9500000297	3	3	[3] Missing Title Evidence		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Mortgage Loan Commitment	Finance charges under disclosed by $404.50 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the application fee of $360.00, a courier fee of $24.50 and a wire fee of $20 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	74.98	74.98	30.27
9500000298	3	3	[3] Application Incomplete [3] Missing Initial Application	Incomplete Final Application due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90.01	90.01	16.31
9500000299	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] Initial TIL Missing				Cashout Refi	Owner Occ	47.05	47.05
9500000300	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	92.18	92.18	49.55
9500000301	3	3	[3] Missing Initial Application		3	[3] State Late Charge Not Standard [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $5,536.53 which exceeds the $35 tolerance for refinance transactions. Closing instructions indicate the Index used was 2.67%. The lowest Index available within the look-back period is 2.79%. Late charge fee of 6% exceeds the max allowed of 5% for the state of Illinois.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	47.07
9500000302	2	1			2	[2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				Purchase	Owner Occ	95	95
9500000303	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	97	97
9500000304	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing page 1.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	90	90	36.243
9500000305	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Right to Choose Insurance Provider				Purchase	Owner Occ	80	99.89	41.93
9500000770	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Cashout Refi	Owner Occ	66.6	66.6	51.41
9500000306	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Fair Lending Notice [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Owner Occ	45.91	45.91	42.08
9500000771	3	3	[3] Final Application Missing [3] Missing Initial Application [3] Credit Report Incomplete	Credit report incomplete due to missing 4 of 6 credit scores.	2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	44.78
9500000307	3	3	[3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Initial TIL Missing	Final HUD not signed by the borrower or stamped by settlement agent.	YES		Cashout Refi	Owner Occ	47.5	47.5	45.924
9500000308	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	95	95	57.9
9500000309	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Finance Lender Information Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.88	81.88
9500000310	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	61.38	61.38	46.8
9500000311	2	1			2	[2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	58.52	58.52	42.76
9500000312	3	3	[3] Appraisal Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] HUD-1 Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	59.44	59.44	41.87
9500000313	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure				Cashout Refi	Owner Occ	70.99	70.99
9500000314	3	3	[3] Application Incomplete [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Final application incomplete due to missing origination entity information. Unable to determine net tangible benefit due to missing previous note and HUD for subject property.	3	[3] HUD-1 Missing [2] State - Missing Automated Valuation Model Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	79.18	79.18	46.48
9500000318	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations				Rate/Term Refi	Owner Occ	58.92	58.92	N/A
9500000319	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80
9500000323	3	3	[3] Appraisal Missing [3] Mortgage Missing [3] Missing Initial Application [2] Combined Orig LTV >100% [2] True Construction Loan		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company		NO		Construction Only	Owner Occ	0	0	N/A